Impairment Charges (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Asset Impairment Charges [Line Items]
Impairment charges	$ 7,300,000	$ 97,600,000	$ 8,431,000	$ 96,579,000
Impairment charges, intangible assets			2,900,000
Carrying value of assets before impairment	812,226,000	805,836,000	812,226,000	805,836,000	816,652,000
Carrying value of goodwill		105,700,000		105,700,000
Impairment of goodwill				86,160,000
Goodwill, fair value	23,561,000	19,536,000	23,561,000	19,536,000	103,378,000
Carrying value of definite-lived intangible assets before impairment	19,387,000	21,060,000	19,387,000	21,060,000
Energy
Asset Impairment Charges [Line Items]
Impairment of goodwill				950,000
Goodwill, fair value					950,000
Fair Value Measurements - Level 3
Asset Impairment Charges [Line Items]
Goodwill, fair value		19,500,000		19,500,000
Tradenames
Asset Impairment Charges [Line Items]
Impairment charges, definite-lived intangible assets				9,400,000
Carrying value of definite-lived intangible assets before impairment	8,008,000	10,950,000	8,008,000	10,950,000
Trademarks and Other Intangible Assets
Asset Impairment Charges [Line Items]
Carrying value of definite-lived intangible assets before impairment		12,600,000		12,600,000
Trademarks and Other Intangible Assets | Fair Value Measurements - Level 3
Asset Impairment Charges [Line Items]
Definite-lived intangible assets, fair value		1,200,000		1,200,000
Heavy Civil
Asset Impairment Charges [Line Items]
Impairment of goodwill				44,551,000
Goodwill, fair value					44,551,000
Heavy Civil | Tradenames
Asset Impairment Charges [Line Items]
Impairment charges, definite-lived intangible assets				9,100,000
Water Resources
Asset Impairment Charges [Line Items]
Impairment of goodwill				17,084,000
Goodwill, fair value					17,084,000
Impairment charges, definite-lived intangible assets				2,000,000
Water Resources | Certain Patents And Trademarks And Certain Property And Equipment
Asset Impairment Charges [Line Items]
Impairment charges			4,400,000
Water Resources And Energy Services Business | Certain Patents And Trademarks And Certain Property And Equipment
Asset Impairment Charges [Line Items]
Impairment charges			8,400,000
Carrying value of assets before impairment	15,800,000		15,800,000
Impaired assets, fair value	7,400,000		7,400,000
Water Resources And Energy Services Business | Certain Patents And Trademarks And Certain Property And Equipment | Fair Value Measurements - Level 1
Asset Impairment Charges [Line Items]
Impaired assets, fair value	3,600,000		3,600,000
Energy Services
Asset Impairment Charges [Line Items]
Impairment of goodwill				445,000
Goodwill, fair value					445,000
Energy Services | Certain Patents And Trademarks And Certain Property And Equipment
Asset Impairment Charges [Line Items]
Impairment charges			4,000,000
Inliner
Asset Impairment Charges [Line Items]
Impairment of goodwill				23,130,000
Goodwill, fair value	8,915,000	8,915,000	8,915,000	8,915,000	29,727,000
Other
Asset Impairment Charges [Line Items]
Impairment of goodwill				$ 445,000